BASIS OF CONSOLIDATION (Details)	12 Months Ended
Dec. 31, 2020
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary	Neveda Vanadium LLC
Location	USA
Ownership interest	100.00%
Operations and projects owned	Gibellini project
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary	VC Exploration (US) Inc,
Location	USA
Ownership interest	100.00%
Operations and projects owned	Gibellini project
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary	Apogee Minerals Bolivia S. A.
Location	Bolivia
Ownership interest	98.00%
Operations and projects owned	Pulacayo project
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary	ASC Holdings Limited
Location	Bolivia
Ownership interest	100.00%
Operations and projects owned	Pulacayo project
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary	Red Hill Mongolia LLC
Location	Mongolia
Ownership interest	100.00%
Operations and projects owned	Ulaan Ovoo mine
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary	Chandgana Coal LLC
Location	Mongolia
Ownership interest	100.00%
Operations and projects owned	Chandgana project